Stockholders' Equity - Non-vested Awards under 2005 Contingent Stock Plan (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock shares awarded	(98,550)	(100,200)	(90,100)
2005 Contingent Stock Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of non-vested restricted stock, Weighted- Average per Share Market Value on Grant Date, Ending of year	$ 27.20	$ 17.19	$ 24.93
2005 Contingent Stock Plan [Member] | Non-vested Restricted Stock Shares Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of non-vested awards, beginning of year	1,386,830
Restricted stock shares issued for new awards	398,230
Restricted stock shares awarded	(347,610)
Restricted stock shares forfeited	(40,100)
Number of non-vested awards, end of year	1,397,350
Number of non-vested restricted stock, Weighted- Average per Share Market Value on Grant Date, beginning of year	$ 20.08
Restricted stock for new awards, Weighted- Average per Share Market Value on Grant Date during the year	$ 27.12
Restricted stock vested, Weighted- Average per Share Market Value on Grant Date during the year	$ 21.97
Restricted stock forfeited, Weighted- Average per Share Market Value on Grant Date during the year	$ 21.43
Number of non-vested restricted stock, Weighted- Average per Share Market Value on Grant Date, Ending of year	$ 21.76
2005 Contingent Stock Plan [Member] | Non-vested Restricted Stock Units Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of non-vested awards, beginning of year	420,800
Restricted stock shares issued for new awards	187,595
Restricted stock shares awarded	(98,550)
Restricted stock shares forfeited	(3,500)
Number of non-vested awards, end of year	506,345
Number of non-vested restricted stock, Weighted- Average per Share Market Value on Grant Date, beginning of year	$ 20.23
Restricted stock for new awards, Weighted- Average per Share Market Value on Grant Date during the year	$ 27.94
Restricted stock vested, Weighted- Average per Share Market Value on Grant Date during the year	$ 23.48
Restricted stock forfeited, Weighted- Average per Share Market Value on Grant Date during the year	$ 18.17
Number of non-vested restricted stock, Weighted- Average per Share Market Value on Grant Date, Ending of year	$ 22.92
2005 Contingent Stock Plan [Member] | Cash Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of non-vested awards, beginning of year	131,680
Restricted stock shares issued for new awards	58,348
Restricted stock shares awarded	(13,950)
Restricted stock shares forfeited	(5,230)
Number of non-vested awards, end of year	170,848